UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                 Report for the Calendar Year or Quarter Ended:
                                  June 30, 2006

Check here if Amendment |_|; Amendment Number:___________

This Amendment (Check only one.):
                                  |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nierenberg Investment Management Company, Inc.
Address: 19605 NE 8th Street
         Camas, WA 98607

13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Nierenberg
Title: President
Phone: 360-604-8600

Signature, Place, and Date of Signing:

                   DAVID NIERENBERG, Camas, WA August 14, 2006

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:                     -1-

Form 13F Information Table Entry Total:                 14

Form 13F Information Table Value Total:           $378,255
                                                 (thousands)

List of Other Included Mangers:

1 - Nierenberg Investment Management Offshore, Inc.

Form 13F Information Table


                               TITLE OF              VALUE     SHARES/  SH/  PUT/  INVSTMT      OTHER         VOTING AUTHORITY
    NAME OF ISSUER              CLASS      CUSIP    (x$1000)   PRN AMT  PRN  CALL  DSCRETN(1)  MANAGERS   SOLE       SHARED    NONE
-----------------------        --------  ---------  --------   -------  ---  ----  ----------  --------  -------    --------  ------

BROOKS AUTOMATION INC          Common    114340102   51,942   4,401,838  SH         defined        1     3,355,840  1,045,998

ELECTRO SCIENTIFIC INDS INC    Common    285229100   36,417   2,024,311  SH         defined        1     1,556,003    468,308

KOREA FUND                     Common    500634100   16,665     458,700  SH         defined        1       349,450    109,250

LATIN AMERICA EQUITY FUND INC  Common    51827Q106      471      13,000  SH         defined        1        10,000      3,000

MEDCATH CORPORATION            Common    58404W109   35,049   1,860,330  SH         defined        1     1,445,904    414,426

METALLIC VENTURES GOLD INC     Common    591253109   15,913   8,924,861  SH         defined        1     6,812,886  2,111,975

METALLIC VENTURES GOLD-WTS     Common    591253109      107     371,700  SH         defined        1       353,980     17,720

MEXICAN RESTAURANTS INC        Common    59283R104   12,574   1,192,956  SH         defined        1       922,965    269,991

NATCO GROUP INC                Common   0001057693    4,424     110,061  SH         defined        1        85,603     24,458

NATUS MEDICAL INC              Common    639050103   34,703   3,508,914  SH         defined        1     2,682,756    826,158

PEDIATRIC SVCS OF AMERICA      Common    705323103   18,139   1,453,444  SH         defined        1     1,143,018    310,426

RADISYS CORP                   Common    750459109   45,196   2,058,101  SH         defined        1     1,602,710    455,391

SUPERIOR ENERGY SERVICES INC   Common    868157108   78,597   2,318,500  SH         defined        1     1,826,200    492,300

YAMANA GOLD INC                Common    98462Y100   28,059   2,845,700  SH         defined        1     2,206,060    639,640

(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.